Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Maximum Exposure to Credit Risk before Collateral Held or Other Credit Enhancements
The following table shows the maximum exposure to credit risk before taking into account any collateral held or other credit enhancements at March 31, 2020 and 2019.

	At March 31,
	2020	2019
	(In millions)
Credit risk exposures relating to assets on the consolidated statements of financial position:
Deposits with banks	¥61,626,567	¥56,700,489
Call loans and bills bought	898,256	2,465,745
Reverse repurchase agreements and cash collateral on securities borrowed	13,745,996	10,345,994
Trading assets	2,545,703	2,480,903
Derivative financial instruments	6,279,801	3,382,574
Financial assets at fair value through profit or loss	1,454,387	2,620,686
Investment securities:
Debt instruments at amortized cost	320,771	318,914
Debt instruments at FVOCI	18,054,164	13,333,221
Loans and advances	94,671,818	90,682,938
Other financial assets	4,229,678	3,609,129
Credit risk exposures relating to off-balance sheet items (1) :
Loan commitments	62,151,698	62,724,820
Financial guarantees and other credit-related contingent liabilities	9,204,996	9,409,066

Total	¥275,183,835	¥258,074,479

(1)	The off-balance sheet items represent the nominal amounts of undrawn loan commitments, financial guarantees and other credit-related contingent liabilities.

Financial Effect of Collateral and Other Credit Enhancements on Loans and Advances for Borrowers Requiring Caution and Impaired Loans and Advances
The following table shows the financial effect of collateral and other credit enhancements on impaired loans and advances at March 31, 2020 and 2019. The maximum collateral amounts included in the disclosure are limited to the carrying value of loans and advances where the credit exposure is over-collateralized.

	At March 31,
	2020	2019
	(In millions)
Impaired loans and advances	¥845,329	¥882,018
Financial effect of collateral and other credit enhancements	281,382	325,896

Loans and Advances by Geographical Sector
Geographical sector

	At March 31,
	2020	2019
	(In millions)
Domestic	¥60,184,755	¥59,856,165
Foreign:
Americas	13,866,321	12,382,463
Europe	6,552,895	5,988,133
Asia	11,010,138	9,720,884
Others	4,028,641	3,598,673

Total foreign	35,457,995	31,690,153

Gross loans and advances	95,642,750	91,546,318
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(264,527)	(258,392)
Less: Allowance for loan losses	(706,405)	(604,988)

Carrying amount	¥94,671,818	¥90,682,938

Loans and Advances by Industry Sector
Industry sector

	At March 31,
	2020	2019
	(In millions)
Domestic:
Manufacturing	¥8,787,566	¥8,522,451
Agriculture, forestry, fisheries and mining	280,233	288,099
Construction	919,043	918,617
Transportation, communications and public enterprises	5,637,560	5,596,935
Wholesale and retail	5,375,802	5,281,596
Finance and insurance	3,217,545	3,129,666
Real estate and goods rental and leasing	10,666,446	10,126,531
Services	4,452,195	4,328,173
Municipalities	839,878	866,373
Lease financing	8,380	9,030
Consumer (1)	15,691,638	16,187,195
Others	4,308,469	4,601,499

Total domestic	60,184,755	59,856,165

Foreign:
Public sector	335,071	360,875
Financial institutions	6,220,956	5,382,130
Commerce and industry	25,597,599	23,285,374
Lease financing	309,531	344,958
Others	2,994,838	2,316,816

Total foreign	35,457,995	31,690,153

Gross loans and advances	95,642,750	91,546,318
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(264,527)	(258,392)
Less: Allowance for loan losses	(706,405)	(604,988)

Carrying amount	¥94,671,818	¥90,682,938

(1)	The balance in Consumer mainly consists of housing loans. The housing loan balances amounted to ¥10,913,869 million and ¥11,216,711 million at March 31, 2020 and 2019, respectively.

Disaggregation of Structured Finance Loans and Advances
Structured finance:

	At March 31,
	2020	2019
	(In millions)
Real estate finance	¥2,601,130	¥2,493,748
Project finance	4,243,862	3,978,779
Other structured finance	473,436	387,400

Total structured finance	¥7,318,428	¥6,859,927

Secured and Unsecured Consumer Loans
Consumer:

	At March 31,
	2020	2019
	(In millions)
Secured loans (1)	¥11,538,195	¥12,008,728
Unsecured loans	4,153,443	4,178,467

Total consumer	¥15,691,638	¥16,187,195

(1)	The secured loans and advances mainly represent housing loans. The housing loan balances amounted to ¥10,913,869 million and ¥11,216,711 million at March 31, 2020 and 2019, respectively.

Summary of Loans and Advances at Amortized Cost
The following tables set forth information about the gross carrying amount of financial assets and the exposure to credit risk on loan commitments and financial guarantee contracts by stage allocation and internal rating grades of SMBC. Refer to Note 2 “Summary of Significant Accounting Policies” for information on stage allocation. Also refer to Note 45 “Financial Risk Management” for information on obligor grading system of SMBC.

	At March 31, 2020
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Loans and advances at amortized cost:
Normal
J1-6	¥39,631,009	¥198,143	¥—	¥39,829,152
G1-6	27,437,173	522,780	—	27,959,953
Japanese government and local municipal corporations	3,091,323	—	—	3,091,323
Other (1)	22,837,826	111,801	—	22,949,627
Requiring caution
J7	—	579,539	—	579,539
G7	—	202,207	—	202,207
Other (1)	—	185,620	—	185,620
Impaired (2)	—	—	845,329	845,329

Gross loans and advances	92,997,331	1,800,090	845,329	95,642,750
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(264,527)
Less: Allowance for loan losses	(203,286)	(147,382)	(355,737)	(706,405)

Carrying amount				¥94,671,818

(1)	The balance of “Other” includes housing loans, which amounted to ¥10,799,400 million and ¥21,898 million for the borrower category of Normal and Requiring Caution, respectively.
(2)	“Impaired” refers to loans and advances to borrowers with obligor grades not higher than 7R.

	At March 31, 2019
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Loans and advances at amortized cost:
Normal
J1-6	¥38,708,431	¥191,177	¥—	¥38,899,608
G1-6	24,350,586	508,277	—	24,858,863
Japanese government and local municipal corporations	3,137,657	—	—	3,137,657
Other (1)	22,876,865	75,598	—	22,952,463
Requiring caution
J7	—	460,319	—	460,319
G7	—	171,441	—	171,441
Other (1)	—	183,949	—	183,949
Impaired (2)	—	—	882,018	882,018

Gross loans and advances	89,073,539	1,590,761	882,018	91,546,318
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(258,392)
Less: Allowance for loan losses	(158,094)	(92,446)	(354,448)	(604,988)

Carrying amount				¥90,682,938

(1)	The balance of “Other” includes housing loans, which amounted to ¥11,084,927 million and ¥28,018 million for the borrower category of Normal and Requiring Caution, respectively.
(2)	“Impaired” refers to loans and advances to borrowers with obligor grades not higher than 7R.
Modified loans and advances that were subject to lifetime ECL measurement amounted to ¥42,420 million and ¥28,908 million for the fiscal years ended March 31, 2020 and 2019, respectively. The net modification gain or loss is not material.

	At March 31, 2020
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit- impaired	Total
	(In millions)
Loan commitments and Financial Guarantees (1) :
Gross carrying amount	¥29,711,738	¥276,070	¥24,820	¥30,012,628
Allowance for off-balance sheet items	46,118	21,423	3,713	71,254

	At March 31, 2019
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit- impaired	Total
	(In millions)
Loan commitments and Financial Guarantees (1) :
Gross carrying amount	¥28,842,267	¥383,828	¥13,435	¥29,239,530
Allowance for off-balance sheet items	36,795	18,289	5,761	60,845

(1)	Loan commitments are the undrawn components of loan commitments on which ECL can be separately identified from those on the drawn components.

The following tables show reconciliations from the opening balance to the closing balance of the ECL allowance by class of financial instrument.

	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Loans and advances at amortized cost (1) :
Balance at April 1, 2018	¥164,515	¥130,701	¥356,404	¥651,620
Transfer to 12-month ECL	832	(805)	(27)	—
Transfer to lifetime ECL not credit-impaired	(1,599)	4,845	(3,246)	—
Transfer to lifetime ECL credit-impaired	(1,966)	(10,507)	12,473	—

Net transfers between stages	(2,733)	(6,467)	9,200	—
Provision (credit) for loan losses (2)	(4,265)	(31,744)	158,936	122,927
Charge-offs (3)	—	—	180,254	180,254
Recoveries	—	—	11,042	11,042

Net charge-offs	—	—	169,212	169,212
Others	577	(44)	(880)	(347)

Balance at March 31, 2019	¥158,094	¥92,446	¥354,448	¥604,988

Transfer to 12-month ECL	880	(829)	(51)	—
Transfer to lifetime ECL not credit-impaired	(2,414)	4,264	(1,850)	—
Transfer to lifetime ECL credit-impaired	(1,650)	(7,938)	9,588	—

Net transfers between stages	(3,184)	(4,503)	7,687	—
Provision for loan losses (4)	52,085	60,724	136,669	249,478
Charge-offs (3)	—	—	153,992	153,992
Recoveries	—	—	12,413	12,413

Net charge-offs	—	—	141,579	141,579
Others	(3,709)	(1,285)	(1,488)	(6,482)

Balance at March 31, 2020	¥203,286	¥147,382	¥355,737	¥706,405

(1)
“Loans and advances at amortized cost” includes allowance for undrawn components of loan commitments issued to retail customers which cannot be separately identified from that for the drawn components.

(2)	The decrease of allowance of lifetime ECL not credit-impaired is primarily due to certain large borrowers’ improvement of their financial performance.
(3)	Charge-offs for lifetime ECL credit-impaired are primarily related to those for consumer loans.
(4)
The increase of allowance for 12-month ECL and lifetime ECL not credit-impaired for the fiscal year ended March 31, 2020 is primarily due to the incorporation of forward-looking macroeconomic information reflecting the impact of the COVID-19 economic outlook.

	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Loan commitments and financial guarantees (1) :
Balance at April 1, 2018	¥35,543	¥23,311	¥6,225	¥65,079
Net transfers between stages	(28)	(228)	256	—
Provision (credit) for off-balance sheet items	2,272	(4,794)	(720)	(3,242)
Others	(992)	—	—	(992)

Balance at March 31, 2019	¥36,795	¥18,289	¥5,761	¥60,845

Net transfers between stages	(87)	(173)	260	—
Provision (credit) for off-balance sheet items	9,461	3,307	(2,308)	10,460
Others	(51)	—	—	(51)

Balance at March 31, 2020	¥46,118	¥21,423	¥3,713	¥71,254

(1)	ECL allowance for loan commitments is that for the undrawn components of loan commitments, which can be separately identified from that for the drawn components.

Trading Assets and Investment Securities Based on External Rating System
The following tables show an analysis of trading assets, financial assets at fair value through profit or loss and debt instruments at amortized cost and at fair value through other comprehensive income based on the external rating system at March 31, 2020 and 2019, excluding instruments with equity features. Collateral is generally not obtained directly from the issuers.

	At March 31, 2020
	Trading assets (1)	Financial assets at fair value through profit or loss (1)	Debt instruments at amortized cost (1)(2)	Debt instruments at fair value through other comprehensive income (1)(2)
	(In millions)
AAA	¥101,336	¥10,005	¥—	¥8,104,653
AA- to AA+	2,125,095	346,039	282,379	8,236,637
A- to A+	135,445	23,981	—	763,612
Lower than A-	98,275	106,682	38,299	694,051
Unrated	7,193	559	93	26,627

Total	¥2,467,344	¥487,266	¥320,771	¥17,825,580

	At March 31, 2019
	Trading assets (1)	Financial assets at fair value through profit or loss (1)	Debt instruments at amortized cost (1)(2)	Debt instruments at fair value through other comprehensive income (1)(2)
	(In millions)
AAA	¥242,984	¥12,537	¥—	¥6,520,641
AA- to AA+	1,907,495	1,254,294	280,246	5,930,057
A- to A+	182,306	29,233	203	235,065
Lower than A-	80,851	165,108	38,387	642,091
Unrated	4,652	568	78	15,313

Total	¥2,418,288	¥1,461,740	¥318,914	¥13,343,167

(1)
The amounts represent fair value for trading assets and financial assets at fair value through profit or loss, whereas they represent the gross carrying amount for debt instruments at amortized cost and at fair value through other comprehensive income.

(2)	There were no debt instruments at amortized cost or debt instruments at fair value through other comprehensive income subject to lifetime ECL at March 31, 2020 and 2019.

VaR by Risk Category
The following tables show the Group’s VaR by risk category and these figures are prepared based on the internal reporting provided to management. The Group’s material market risk exposure categories consist of interest rate risk, foreign exchange risk, equities and commodities risk and others. The section headed “VaR for Trading Activity” shows VaR for instruments entered into for trading purposes and the VaR model for the trading book includes principal consolidated subsidiaries. The section headed “VaR for
Non-Trading
Activity” shows VaR for instruments entered into for purposes other than trading purposes. “Strategic Shareholding Investment” in the “VaR for
Non-Trading
Activity” section is a portfolio that consists principally of publicly traded Japanese equities. This portfolio, like that of other financial institutions in Japan, has historically included shares of the Group’s customers.

(a)	VaR for Trading Activity

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1)
	(In billions)
For the fiscal year ended March 31, 2020:
SMBC Consolidated
Maximum	¥6.0	¥9.6	¥2.9	¥4.7	¥10.2
Minimum	3.7	4.0	0.0	2.6	6.2
Daily average	4.5	5.6	0.7	4.0	7.3
At March 31, 2020	5.4	8.9	0.0	2.6	6.4
SMFG Consolidated
Maximum	¥13.7	¥10.6	¥9.4	¥4.7	¥22.4
Minimum	9.2	4.4	1.6	2.6	13.8
Daily average	10.6	6.2	3.7	4.0	16.7
At March 31, 2020	12.6	9.5	2.4	2.6	16.2

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1)
	(In billions)
For the fiscal year ended March 31, 2019:
SMBC Consolidated
Maximum	¥5.7	¥6.2	¥3.2	¥4.6	¥13.5
Minimum	2.3	3.0	0.0	3.0	5.7
Daily average	4.0	4.1	0.8	3.8	7.6
At March 31, 2019	4.5	4.7	0.1	3.8	6.6
SMFG Consolidated
Maximum	¥19.0	¥6.9	¥17.1	¥4.6	¥33.0
Minimum	8.5	3.2	1.7	3.0	14.7
Daily average	12.8	4.4	3.9	3.8	19.7
At March 31, 2019	10.5	5.1	3.9	3.8	16.4

(1)
Total for “Maximum,” “Minimum,” and “Daily average” represent the maximum, minimum and daily average of the total of the trading book. For certain subsidiaries, the Group employs the standardized method and/or the historical simulation method for the VaR calculation method.

(b)	VaR for Non-Trading Activity

(i)	Banking

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1)
	(In billions)
For the fiscal year ended March 31, 2020:
SMBC Consolidated
Maximum	¥46.8	¥0.0	¥30.2	¥0.0	¥51.5
Minimum	32.7	0.0	10.8	0.0	35.6
Daily average	40.6	0.0	20.4	0.0	44.3
At March 31, 2020	45.4	0.0	15.4	0.0	49.6
SMFG Consolidated
Maximum	¥47.6	¥0.0	¥30.2	¥0.0	¥52.4
Minimum	33.6	0.0	10.8	0.0	36.5
Daily average	41.5	0.0	20.4	0.0	45.1
At March 31, 2020	46.2	0.0	15.4	0.0	50.5

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1)
	(In billions)
For the fiscal year ended March 31, 2019:
SMBC Consolidated
Maximum	¥37.4	¥0.0	¥33.7	¥0.0	¥48.4
Minimum	27.4	0.0	17.8	0.0	36.0
Daily average	31.1	0.0	24.3	0.0	40.4
At March 31, 2019	37.2	0.0	19.8	0.0	43.9
SMFG Consolidated
Maximum	¥38.4	¥0.0	¥33.7	¥0.0	¥50.6
Minimum	28.4	0.0	17.8	0.0	37.0
Daily average	33.0	0.0	24.3	0.0	42.3
At March 31, 2019	38.2	0.0	19.8	0.0	44.8

(1)	Total for “Maximum,” “Minimum,” and “Daily average” represent the maximum, minimum and daily average of the total of the banking book.

(ii)	Strategic Shareholding Investment

Equities risk
(In billions)
For the fiscal year ended March 31, 2020:
SMBC Consolidated
Maximum	¥1,030.0
Minimum	717.4
Daily average	941.3
At March 31, 2020	808.2

SMFG Consolidated
Maximum	¥1,180.6
Minimum	840.5
Daily average	1,092.7
At March 31, 2020	942.4

Equities risk
(In billions)
For the fiscal year ended March 31, 2019:
SMBC Consolidated
Maximum	¥1,430.4
Minimum	980.0
Daily average	1,246.6
At March 31, 2019	1,006.3

SMFG Consolidated
Maximum	¥1,622.5
Minimum	1,114.8
Daily average	1,414.6
At March 31, 2019	1,156.0

Maturity Analysis of Contractual Undiscounted Cash Flows for Financial Liabilities
The following tables show a maturity analysis of the contractual undiscounted cash flows for financial liabilities at March 31, 2020 and 2019. The amount of interest on debt instruments is not included in the maturity tables below due to its insignificance.

	At March 31, 2020
	On demand	Not later than three months	Later than three months and not later than one year	Later than one year and not later than three years	Later than three years and not later than five years	Later than five years	Total
	(In millions)
Non-derivative financial instruments:
Deposits	¥90,576,919	¥31,586,693	¥11,729,113	¥3,460,144	¥504,408	¥579,182	¥138,436,459
Call money and bills sold	8,282	3,690,507	41,751	—	—	—	3,740,540
Repurchase agreements and cash collateral on securities lent	354,639	15,090,564	10,579	—	—	—	15,455,782
Trading liabilities	2,018,484	—	—	—	—	—	2,018,484
Borrowings	188,553	5,350,849	4,865,354	2,527,554	1,923,192	1,872,774	16,728,276
Debt securities in issue	—	1,821,902	1,226,153	2,241,586	1,916,987	3,512,194	10,718,822
Lease payable	—	18,890	59,829	107,638	68,788	145,722	400,867
Other financial liabilities	2,655,310	4,487,488	3,997	537	—	2,919	7,150,251
Off balance sheet items:
Loan commitments	62,151,698	—	—	—	—	—	62,151,698
Financial guarantee contracts	9,204,996	—	—	—	—	—	9,204,996

Total non-derivative financial instruments	¥167,158,881	¥62,046,893	¥17,936,776	¥8,337,459	¥4,413,375	¥6,112,791	¥266,006,175

Derivative financial instruments	¥5,555,201	¥—	¥—	¥—	¥—	¥—	¥5,555,201

	At March 31, 2019
	On demand	Not later than three months	Later than three months and not later than one year	Later than one year and not later than three years	Later than three years and not later than five years	Later than five years	Total
	(In millions)
Non-derivative financial instruments:
Deposits	¥86,004,575	¥30,361,892	¥13,281,352	¥3,488,163	¥605,331	¥662,673	¥134,403,986
Call money and bills sold	—	1,276,943	30,836	—	—	—	1,307,779
Repurchase agreements and cash collateral on securities lent	146,936	12,740,313	—	—	—	—	12,887,249
Trading liabilities	1,998,694	—	—	—	—	—	1,998,694
Borrowings	210,667	523,079	7,972,114	721,554	666,649	2,041,699	12,135,762
Debt securities in issue	—	2,206,942	1,320,643	2,472,492	1,885,833	3,301,299	11,187,209
Lease payable	—	2,220	6,258	12,024	7,368	5,322	33,192
Other financial liabilities	2,461,381	3,128,040	4,474	—	—	2,618	5,596,513
Off balance sheet items:
Loan commitments	62,724,820	—	—	—	—	—	62,724,820
Financial guarantee contracts	9,409,066	—	—	—	—	—	9,409,066

Total non-derivative financial instruments	¥162,956,139	¥50,239,429	¥22,615,677	¥6,694,233	¥3,165,181	¥6,013,611	¥251,684,270

Derivative financial instruments	¥3,051,773	¥—	¥—	¥—	¥—	¥—	¥3,051,773

Notes:
1.
Embedded derivatives which are separately accounted for, but presented together with the host contract in the consolidated statements of financial position are not included in the contractual tables above as they relate to the interest cash flow of the host contract, which are also not included in the tables above.

2.	Derivative financial instruments are recorded at fair value and included in the column “On demand.”

Balance of Loans and Advances and Deposits
The following table presents the balance of loans and advances, and deposits at March 31, 2020 and 2019. The balance of deposits, which was mainly composed of individual customer deposits at March 31, 2020 and 2019, exceeded the balance of loans and advances at the same time due to the stable deposit base in Japan.

	At March 31,
	2020	2019
	(In millions)
Loans and advances	¥94,671,818	¥90,682,938
Deposits	138,431,418	134,404,652

Deposits by Domestic and Foreign Offices
The following table presents a breakdown of deposits by domestic and foreign offices. Domestic inter-bank money is classified as “Call money and bills sold” and not included in “Deposits” in the consolidated statements of financial position. Over half of domestic deposits is composed of individual customer deposits.

	At March 31,
	2020	2019
	(In millions)
Domestic offices:
Non-interest-bearing demand deposits	¥23,804,054	¥21,376,082
Interest-bearing demand deposits	56,650,510	53,490,445
Deposits at notice	779,514	853,344
Time deposits	17,759,453	17,885,860
Negotiable certificates of deposit	4,081,741	4,962,651
Others	7,198,447	7,317,912

Total domestic offices	110,273,719	105,886,294

Foreign offices:
Non-interest-bearing demand deposits	1,503,721	1,218,145
Interest-bearing demand deposits	3,122,179	2,714,951
Deposits at notice	9,989,980	10,316,612
Time deposits	7,264,055	7,875,029
Negotiable certificates of deposit	6,098,695	6,202,836
Others	179,069	190,785

Total foreign offices	28,157,699	28,518,358

Total deposits	¥138,431,418	¥134,404,652

Regulatory Capital Requirements
The table below presents the Group’s total capital ratio, total capital and risk-weighted assets under Japanese GAAP at March 31, 2020 and 2019 based on the Basel III rules.

	At March 31,
	2020	2019
	(In billions, except percentages)
SMFG Consolidated:
Total risk-weighted capital ratio	18.75%	20.76%
Tier 1 risk-weighted capital ratio	16.63%	18.19%
Common Equity Tier 1 risk-weighted capital ratio	15.55%	16.37%
Total capital (Common Equity Tier 1 capital + Additional Tier 1 capital + Tier 2 capital)	¥11,552.0	¥12,240.5
Tier 1 capital (Common Equity Tier 1 capital + Additional Tier 1 capital)	10,249.9	10,727.2
Common Equity Tier 1 capital	9,581.3	9,654.5
Risk-weighted assets	61,599.1	58,942.8
The amount of minimum total capital requirements (1)	4,927.9	4,715.4

(1)	The amount of minimum total capital requirements is calculated by multiplying risk-weighted assets by 8%.